Jan. 30, 2026
NEW ECONOMY FUND
Investment objective
The investment objective of the fund is long-term growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 38 of the prospectus and on page 71 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25	0.25	none	none	0.22
Other expenses	0.12	0.12	0.12	0.17	0.15	0.04	0.17
Total annual fund operating expenses	0.72	1.48	0.73	0.78	0.51	0.40	0.75

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	0.99	0.50	0.25	0.25	none	none	1.00
Other expenses	0.17	0.14	0.17	0.22	0.15	0.09	0.13
Total annual fund operating expenses	1.52	1.00	0.78	0.83	0.51	0.45	1.49

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.24	0.19	0.14	0.19	0.09	0.04
Total annual fund operating expenses	1.49	1.20	1.05	0.75	0.55	0.45	0.40

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$644	$251	$323	$80	$52	$41	$424	$255	$102	$328	$85	$52	$46	$152
3 years	792	468	478	249	164	128	581	480	318	493	265	164	144	471
5 years	953	808	646	433	285	224	752	829	552	672	460	285	252	813
10 years	1,418	1,562	1,134	966	640	505	1,248	1,324	1,225	1,192	1,025	640	567	1,779

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$152	$122	$107	$77	$56	$46	$41		1 year	$151	$155
3 years	471	381	334	240	176	144	128		3 years	468	480
5 years	813	660	579	417	307	252	224		5 years	808	829
10 years	1,779	1,455	1,283	930	689	567	505		10 years	1,562	1,324

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$152	$122	$107	$77	$56	$46	$41		1 year	$151	$155
3 years	471	381	334	240	176	144	128		3 years	468	480
5 years	813	660	579	417	307	252	224		5 years	808	829
10 years	1,779	1,455	1,283	930	689	567	505		10 years	1,562	1,324

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. However, current income is not expected to be significant, particularly in low yield environments. The fund may invest up to 50% of its assets outside the United States, including in developing countries. The fund may also invest in the stocks of smaller capitalization companies.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were: Highest 25.37% (quarter ended June 30, 2020) Lowest -19.49% (quarter ended June 30, 2022)
Average annual total returns For the periods ended December 31, 2025:

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/1/2008	31.37%	10.75%	14.10%	11.50%
− After taxes on distributions		28.47	9.21	12.51	N/A
− After taxes on distributions and sale of fund shares		20.51	8.28	11.35	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	12/1/1983	23.53%	9.19%	13.17%	11.62%
C	3/15/2001	29.10	9.67	13.14	9.29
F-1	3/15/2001	31.02	10.44	13.79	9.55
F-3	1/27/2017	31.51	10.87	N/A	15.05
529-A (with maximum sales charge)	2/15/2002	26.45	9.68	13.39	10.46
529-C	2/21/2002	29.04	9.62	13.35	10.59
529-E	3/15/2002	30.71	10.19	13.52	10.06
529-F-1	10/11/2002	31.26	10.65	14.01	12.71
529-F-2	10/30/2020	31.36	10.74	N/A	13.84
529-F-3	10/30/2020	31.43	10.80	N/A	13.90
R-1	6/21/2002	30.09	9.67	12.98	10.48
R-2	5/31/2002	30.06	9.66	12.97	9.98
R-2E	8/29/2014	30.46	9.98	13.31	11.96
R-3	6/25/2002	30.67	10.15	13.48	11.02
R-4	7/25/2002	31.05	10.48	13.82	12.24
R-5E	11/20/2015	31.32	10.70	14.05	13.69
R-5	5/15/2002	31.43	10.82	14.17	10.99
R-6	5/1/2009	31.51	10.87	14.22	15.14

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.34%	11.19%	11.72%	8.51%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	12.35

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.